FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and requires certain disclosures about fair value measurements. In general, fair values of financial instruments are based upon quoted market prices, when available. If such quoted market prices are not available, fair value is based upon models that use, as inputs, observable market-based parameters to the greatest extent possible.

Financial Assets and Liabilities Recorded at Fair Value

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Investments in loans and securities (Notes)	$—	$114,480	$123,478	$237,958
Investments in loans and securities (Certificates and Other loans and receivables)	—	—	526,161	526,161
Liabilities:
Warrant liability	$890	$3	$—	$893
Contingent consideration liability (1)	—	—	6,090	6,090
(1) Included in accrued expenses and other liabilities in the consolidated balance sheets. See Note 3 and Note 12 for additional information.

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Investments in loans and securities (Notes)	$—	$90,425	$—	$90,425
Investments in loans and securities (Certificates and Other loans and receivables)	—	—	626,368	$626,368
Liabilities:
Warrant liability	$2,106	$1,136	$—	$3,242

There were no transfers between levels during the period ended December 31, 2023.

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Level 1 and 2)

Warrant liability (Level 1 and 2)

The Company used the value of the Public Warrants (Level 1) as an approximation of the value of the Private Warrants as they are substantially similar to the Public Warrants, but not directly traded or quoted on an active market.

The following tables summarize the Warrant liability activity for the year ended December 31, 2024, 2023 and 2022 (in thousands):

Balance as of December 31, 2021	$27,469
Assumed warrants in connection with the Merger(1)	5,594
Change in fair value	(11,088)
Reclassification(2)	(20,575)
Balance as of December 31, 2022	$1,400
Change in fair value	1,842
Balance as of December 31, 2023	$3,242
Change in fair value	(2,349)
Balance as of December 31, 2024	$893
(1) See Note 3 for additional information.
(2) In connection with the EJFA Merger, the liability-classified warrants were reclassified to equity-classified warrants.

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Level 3)

Investments in Loans and Securities Available for Sale (Level 3)

As of December 31, 2024, the Company held investments in loans and securities classified as available for sale. These assets are measured at fair value using a discounted cash flow model, and presented within investments in loans and securities on the consolidated balance sheets. Changes in the fair value, other than declines in fair value due to credit, are reflected in other comprehensive income (loss) on the consolidated statements of comprehensive loss. Declines in fair value due to credit are reflected in other expenses, net on the consolidated statements of operations.

The following tables summarize the activity related to the fair value of the investments in loans and securities available for sale for the year ended December 31, 2024 and 2023 (in thousands):

Balance as of December 31, 2022	$—
Transfer from held-to-maturity to available for sale at fair value	339,040
Additions	555,704
Cash received	(106,216)
In-kind distributions	(14,232)
Change in fair value	(13,418)
Credit-related impairment loss	(134,510)
Balance as of December 31, 2023	$626,368
Transfer from Level 2	10,469
Additions	617,300
Cash received	(184,546)
Gain on sale of Investments in loans and securities	7,920
Change in fair value	(13,858)
Credit-related impairment loss	(414,014)
Balance as of December 31, 2024	$649,639

Significant unobservable inputs used for our Level 3 fair value measurement of the loans and securities and credit losses are the discount rate, net loss rate, prepayment rate and consideration of any optional redemption features in our investment securities. Significant increases or decreases in any of the inputs in isolation could result in a significantly lower or higher fair value measurement.

The following tables present quantitative information about the significant unobservable inputs used for our Level 3 fair value measurement of the loans and securities as of December 31, 2024 and 2023:

	December 31, 2024			December 31, 2023
Unobservable Input	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rate	5.0%	15.0%	15.0%	8.0%	15.0%	15.0%
Loss rate	5.8%	34.1%	19.5%	4.9%	31.0%	15.7%
Prepayment rate	0.0%	40.0%	9.4%	4.0%	40.0%	9.9%

Financial Assets and Liabilities Not Recorded at Fair Value

The Company believes that the carrying amount of cash, cash equivalents and restricted cash, fees and other receivables, accounts payables and other liabilities approximate their fair value due to the short-term maturities of these instruments.

The below tables contain information about assets that are not measured at fair value on a recurring basis as of December 31, 2024 and 2023 (in thousands):

	December 31, 2024
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets:
Cash, cash equivalents and restricted cash	$226,518	$226,518	$—	$—	$226,518
Fees and other receivables	141,404	—	63,773	77,631	141,404
Liabilities:
Exchangeable notes	146,342	—	163,360	—	163,360

	December 31, 2023
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets:
Cash, cash equivalents and restricted cash	$222,541	$222,541	$—	$—	$222,541
Fees and other receivables	113,707	—	36,622	77,085	113,707